Inventories	9 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	September 30, 2024	December 31, 2023
	U.S. dollars in thousands
Work in process	6,486	6,176
Finished goods	5,251	7,660
	11,737	13,836

Inventories write-downs amounted to $404 thousand and $619 thousand during the nine months ended September 30, 2024, and 2023, respectively. Inventories write-downs amounted to $104 thousand and $222 thousand during the three months ended September 30, 2024, and 2023, respectively. Inventories write-downs are recorded in cost of revenues.